OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2025
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

7. OTHER CURRENT LIABILITIES

Other current liabilities as of September 30, 2024 consisted entirely of a customer deposit received during the period for which the order was subsequently cancelled. The amount was refunded back to the customer during the year ended September 30, 2025.